Schedule of Investments (unaudited)
December 31, 2024
iShares® Latin America 40 ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Brazil — 39.3%
Ambev SA, ADR	12,368,033	$22,880,861
B3 SA - Brasil Bolsa Balcao	15,211,936	25,277,176
Banco do Brasil SA	8,034,171	31,154,048
CCR SA	2,779,263	4,573,288
Centrais Eletricas Brasileiras SA	2,553,513	14,382,714
Localiza Rent a Car SA	2,431,918	12,666,835
NU Holdings Ltd./Cayman Islands, Class A(a)	9,161,669	94,914,891
Petroleo Brasileiro SA, ADR(b)	5,216,874	67,089,000
Rede D'Or Sao Luiz SA(c)	3,021,211	12,428,592
Telefonica Brasil SA, ADR NVS	1,108,188	8,366,819
Vale SA, Class B, ADR	10,054,059	89,179,503
WEG SA	4,119,021	35,183,881
		418,097,608
Chile — 7.1%
Banco de Chile	124,423,721	14,141,275
Banco Santander Chile, ADR	436,544	8,233,220
Cencosud SA	3,461,254	7,653,456
Empresas CMPC SA	3,088,681	4,847,663
Empresas Copec SA	1,021,961	6,251,037
Enel Americas SA	54,221,490	4,762,620
Falabella SA(a)	2,183,825	7,714,814
Latam Airlines Group SA	526,130,548	7,261,673
Sociedad Quimica y Minera de Chile SA, ADR(b)	399,870	14,539,273
		75,405,031
Colombia — 1.9%
Bancolombia SA, ADR	317,386	10,000,833
Ecopetrol SA, ADR	692,713	5,486,287
Interconexion Electrica SA ESP	1,244,104	4,711,347
		20,198,467
Mexico — 24.8%
America Movil SAB de CV, Series B, Class B	53,194,532	38,140,053
Arca Continental SAB de CV	1,380,676	11,438,203
Cemex SAB de CV, NVS	42,426,764	23,765,987
Fibra Uno Administracion SA de CV	7,807,318	7,758,267
Fomento Economico Mexicano SAB de CV	4,849,635	41,330,399
Grupo Bimbo SAB de CV, Series A, Class A	4,006,298	10,613,779
Grupo Carso SAB de CV, Series A1, Class A1	1,521,543	8,412,233
Grupo Financiero Banorte SAB de CV, Class O	6,953,594	44,677,617
Grupo Mexico SAB de CV, Series B, Class B	8,731,449	41,427,378
Wal-Mart de Mexico SAB de CV	13,697,806	36,059,305
		263,623,221
Peru — 5.4%
Credicorp Ltd.	190,545	34,930,709
Security	Shares	Value
Peru (continued)
Southern Copper Corp.	243,675	$22,206,103
		57,136,812
Total Common Stocks — 78.5% (Cost: $1,045,495,155)		834,461,139
Preferred Stocks
Brazil — 19.2%
Banco Bradesco SA, Preference Shares, ADR	14,893,103	28,445,827
Gerdau SA, Preference Shares, ADR	3,896,938	11,223,182
Itau Unibanco Holding SA, Preference Shares, ADR(b)	13,586,983	67,391,436
Itausa SA, Preference Shares, NVS	16,158,582	23,083,816
Petroleo Brasileiro SA, Preference Shares, ADR	6,204,361	73,459,634
		203,603,895
Total Preferred Stocks — 19.2% (Cost: $309,440,449)		203,603,895
Total Long-Term Investments — 97.7% (Cost: $1,354,935,604)		1,038,065,034
Short-Term Securities
Money Market Funds — 1.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.63%(d)(e)(f)	11,471,304	11,477,039
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.44%(d)(e)	2,430,000	2,430,000
Total Short-Term Securities — 1.3% (Cost: $13,907,039)		13,907,039
Total Investments — 99.0% (Cost: $1,368,842,643)		1,051,972,073
Other Assets Less Liabilities — 1.0%		10,496,140
Net Assets — 100.0%		$1,062,468,213

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Latin America 40 ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 03/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/24	Shares Held at 12/31/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$3,741,021	$7,733,069 (a)	$—	$2,949	$—	$11,477,039	11,471,304	$89,689 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	11,050,000	—	(8,620,000)(a)	—	—	2,430,000	2,430,000	93,385	—
				$2,949	$—	$13,907,039		$183,074	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MEX BOLSA Index	296	03/21/25	$7,123	$(268,180)
MSCI Brazil Index	333	03/21/25	14,955	(868,628)
				$(1,136,808)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$681,482,264	$152,978,875	$—	$834,461,139
Preferred Stocks	180,520,079	23,083,816	—	203,603,895

Schedule of Investments (unaudited)(continued)
December 31, 2024
iShares® Latin America 40 ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$13,907,039	$—	$—	$13,907,039
	$875,909,382	$176,062,691	$—	$1,051,972,073
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(1,136,808)	$—	$—	$(1,136,808)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
ADR	American Depositary Receipt
NVS	Non-Voting Shares